Label	Element	Value
Innovator U.S. Equity Buffer ETF™ - March | SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.95 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.30%
Innovator U.S. Equity Buffer ETF™ - March | SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $594.19 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Innovator U.S. Equity Buffer ETF™ - March | SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $540.70 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Innovator U.S. Equity Buffer ETF™ - March | SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $688.42 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.00%)